Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	2019 £m	2018 £m
Cash at bank and in hand	795	569
Short-term deposits	3,912	3,305

	4,707	3,874